Right-of-Use Assets (Details) - Schedule of Right-of-use Assets - Land Lease [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-Use Assets (Details) - Schedule of Right-of-use Assets [Line Items]
Balance		$ 1,908,877	$ 2,199,779	$ 2,409,934
Additions
Amortization			(115,183)	(56,292)
Movement in exchange rates		$ (108,631)	(175,719)	(153,863)
Balance			$ 1,908,877	$ 2,199,779